Finance Income and Costs - Summary of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits	$ 4,876	$ 4,503	$ 2,208
Other interest income	1,583	686	633
Net gain on change in fair value of derivative financial instrument			42,427
Finance income	6,459	5,189	45,268
Interest expense on financial liabilities measured at amortised cost	299	422	8,574
Change in financial liability			2
Net foreign exchange loss	9,783	2,386	1,669
Impairment loss on trade and other receivables	816	604	1,771
Finance and other charges	431	489	6,273
Finance costs	11,329	3,901	18,289
Net finance income (costs)	$ (4,870)	$ 1,288	$ 26,979